Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 297,177	$ 293,484
Short-term Deposits	28,300	28,300
Accounts receivable, net	115,093	132,558
Inventories	172,511	168,504
Prepaid expenses	7,327	6,567
Other current assets	25,424	29,659
Total current assets	645,832	659,072
Non-current assets
Property, plant and equipment, net	191,534	189,706
Goodwill	385,409	385,658
Other intangible assets, net	81,523	87,328
Operating lease right-of-use assets	19,887	20,936
Other non-current assets	35,259	38,819
Total non-current assets	713,612	722,447
Total assets	1,359,444	1,381,519
Current liabilities
Accounts payable	34,189	35,818
Accrued expenses and other current liabilities	33,750	28,528
Accrued compensation and related benefits	36,600	34,013
Deferred revenues	51,353	52,268
Operating lease liabilities - short term	9,254	9,292
Total current liabilities	165,146	159,919
Non-current liabilities
Deferred revenues - long-term	14,463	16,039
Operating lease liabilities - long term	11,057	12,445
Other non-current liabilities	28,988	35,343
Total non-current liabilities	54,508	63,827
Total liabilities	219,654	223,746
Redeemable non-controlling interests	537	622
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 54,799 thousands shares and 54,441 thousands shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	149	148
Additional paid-in capital	2,711,830	2,706,894
Accumulated other comprehensive loss	(8,848)	(7,716)
Accumulated deficit	(1,563,878)	(1,542,175)
Total equity	1,139,253	1,157,151
Total liabilities and equity	$ 1,359,444	$ 1,381,519